LEASES (Tables)	6 Months Ended
Dec. 31, 2024
LEASES
Schedule of right of use leased assets and lease liability from beginning of year to end of year

Right-of-use leased asset	12/31/2024	06/30/2024
Book value at the beginning of the period	20,979,597	21,163,192
Additions of the period	7,872,230	2,585,223
Additions from business combination	—	168,988
Disposals	(76,298)	(1,284,975)
Exchange differences	(986,508)	(1,652,831)
Book value at the end of the period	27,789,021	20,979,597

Depreciation	12/31/2024	06/30/2024
Book value at the beginning of the period	9,377,845	7,226,617
Depreciation of the period	2,219,948	3,418,956
Disposals	(76,298)	(1,092,167)
Exchange differences	(67,958)	(175,561)
Accumulated depreciation at the end of the period	11,453,537	9,377,845
Total	16,335,484	11,601,752

Lease liability	12/31/2024	06/30/2024
Book value at the beginning of the period	11,284,137	13,889,223
Additions of the period	7,872,230	2,585,223
Additions from business combination	—	168,988
Interest expenses, exchange differences and inflation effects	(520,389)	(480,189)
Payments of the period	(2,497,966)	(4,879,108)
Total	16,138,012	11,284,137

Lease Liabilities	12/31/2024	06/30/2024
Non-current	10,848,789	8,161,359
Current	5,289,223	3,122,778
Total	16,138,012	11,284,137

Schedule of right-of-use leased assets

	12/31/2024	06/30/2024
Machinery and equipment	3,655,741	3,655,741
Vehicles	1,117,687	1,272,071
Equipment and computer software	1,234,475	1,130,541
Land and buildings	21,781,118	14,921,244
	27,789,021	20,979,597